UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  (811-06260)

Quaker Investment Trust
 (Exact name of registrant as specified in charter)

2500 Weston Road, Suite 101
Weston, FL 33331
 (Address of principal executive offices) (Zip code)

Alyssa Greenspan
Quaker Investment Trust
2500 Weston Road, Suite 101
Weston, FL 33331
 (Name and address of agent for service)

(800) 220-8888
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2019

Date of reporting period:  December 31, 2018

Item 1. Report to Stockholders.

Semi-Annual Report
December 31, 2018

Quaker Impact Growth Fund
(Formerly Quaker Strategic Growth Fund)

Quaker Small/Mid-Cap Impact Value Fund
(Formerly Quaker Small-Cap Value Fund)

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website (www.quakerfunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling toll-free 800-220-8888 or by sending an email request to the Funds at info@ccminvests.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Funds, you can call toll-free 800-220-8888 or send an email request to info@ccminvests.com to let the Funds know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Funds held in your account if you invest through your financial intermediary or all Funds held with the fund complex if you invest directly with the Funds.

Mutual fund investing involves risk. Principal loss is possible.

This report must be preceded or accompanied by a current prospectus.

The opinions expressed are those of the adviser through the end of the period for this report, are subject to change, are not a guarantee, and should not be considered investment advice.

Fund holdings are subject to change and should not be considered a recommendation to buy or sell any security.  Current and future holdings are subject to risk.

Chair’s Letter to the Shareholders (unaudited)

December 31, 2018

Dear Shareholders:

Thank you for your continued investment in the Quaker Funds. We are pleased to inform you that the re-organization is now complete and this Semi-Annual report reflects the financials of the Quaker Impact Growth Fund and Quaker Small/Mid-Cap Impact Value Fund as of December 31, 2018. We are excited for this next iteration of the Quaker Funds and thank you again for your continued support.

Sincerely,

James R. Brinton
Chair and Independent Trustee

Quaker Investment Trust

Performance Update (unaudited)

Quaker Impact Growth Fund (QUAGX, QAGIX)
(formerly Quaker Strategic Growth Fund)

OBJECTIVES AND PRINCIPAL STRATEGIES

The Fund, seeks to provide long-term growth of capital. The Fund invests primarily in securities of domestic, and to a lesser extent foreign, companies of any size. The Fund will under normal market conditions, employ a tactical allocation philosophy.

Average Annualized Total Return
						Commencement of
	Expense	Inception				operations through
	Ratio*	Date	One Year	Five Year	Ten Year	12/31/18
Advisor Class (formerly Class A)	2.28%	11/25/96	-6.98%	4.29%	8.64%	10.17%
Institutional Class	2.03%	7/20/00	-6.77%	4.55%	8.89%	4.73%
S&P 500® Total Return Index**			-4.38%	8.49%	13.12%	7.57%

*	As stated in the Prospectus dated October 2, 2018.
**	The benchmark since inception returns are calculated since commencement of November 25, 1996 through December 31, 2018.

Performance data quoted represents past performance and is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. Performance data current to the most recent month end is available at www.quakerfunds.com or by calling us toll free at 800-220-8888. Total return includes reinvestment of dividends and capital gains.

The performance table does not reflect the deduction of taxes that a shareholder might pay on fund distributions or the redemption of fund shares. Total return calculations reflect expense reimbursements and fee waivers in the applicable periods. See financial highlights for periods where fees were waived or reimbursed.

The Fund’s portfolio holdings may differ significantly from the securities held in the index and, unlike a mutual fund, an unmanaged index assumes no transaction costs, taxes, management fees or other expenses. You cannot invest directly in an index.

The S&P 500® Total Return Index (“S&P 500® Index”) is a widely recognized, unmanaged index consisting of the approximately 500 largest companies in the United States as measured by market capitalization. The S&P 500® Index assumes reinvestment of all dividends and distributions.

2018 SEMI-ANNUAL REPORT

Performance Update (unaudited) (continued)

Quaker Impact Growth Fund
(formerly Quaker Strategic Growth Fund)

TOTAL NET ASSETS:
AS OF DECEMBER 31, 2018
$55,595,788

Top 10 Holdings* (% of net assets)
Microsoft Corp.	4.2%
Apple Inc.	3.8%
Amazon.com Inc.	2.9%
Alphabet Inc. Cl C	2.1%
Berkshire Hathaway Inc. Cl B	2.1%
Alphabet Inc. Cl A	2.0%
Facebook Inc. Cl A	1.9%
JPMorgan Chase & Co.	1.7%
Pattern Energy Group Inc.	1.3%
Bank of America Corp.	1.2%
% Fund Total	23.2%
* Includes Long-Term Investments only.

Sectors (% of net assets)

2018 SEMI-ANNUAL REPORT

Performance Update (unaudited)

Quaker Small/Mid-Cap Impact Value Fund (QUSVX, QSVIX)
(formerly Quaker Small-Cap Value Fund)

OBJECTIVES AND PRINCIPAL STRATEGIES

The Fund, seeks to provide long-term growth of capital. Under normal circumstances, the Fund will invest at least 80% of its assets, plus the amount  of any borrowings for investment purposes, in the securities of small- and mid-cap U.S. companies.  The Fund generally considers small- and mid-cap companies to be those companies represented by the Russell 2000® Index and the Russell 2500® Index.

Average Annualized Total Return
						Commencement of
	Expense	Inception				operations through
	Ratio*	Date	One Year	Five Year	Ten Year	12/31/18
Advisor Class (formerly Class A)	2.47%	11/25/96	-7.05%	3.72%	10.92%	9.11%
Institutional Class	2.22%	9/12/00	-6.81%	3.99%	11.19%	8.21%
Russell 2500® Value Index**			-12.36%	4.16%	11.62%	9.20%
Russell 2500® Index**			-10.00%	5.15%	13.15%	8.85%
Russell 2000® Index**			-11.01%	4.41%	11.97%	7.68%

*	As stated in the Prospectus dated October 2, 2018.
**	The benchmarks since inception returns are calculated since commencement of November 25, 1996 through December 31, 2018.

Performance data quoted represents past performance and is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. Performance data current to the most recent month end is available at www.quakerfunds.com or by calling us toll free at 800-220-8888. Total return includes reinvestment of dividends and capital gains.

The performance table does not reflect the deduction of taxes that a shareholder might pay on fund distributions or the redemption of fund shares. Total return calculations reflect expense reimbursements and fee waivers in the applicable periods.

The Fund’s portfolio holdings may differ significantly from the securities held in the index and, unlike a mutual fund, an unmanaged index assumes no transaction costs, taxes, management fees or other expenses. You cannot invest directly in an index.

The Russell 2000® Index is a widely recognized, unmanaged index comprised of the smallest 2000 companies represented in the Russell 3000® Index. The Russell 2500® Index is a widely recognized, unmanaged index comprised of the smallest 2500 companies represented in the Russell 3000® Index.

2018 SEMI-ANNUAL REPORT

Performance Update (unaudited) (continued)

Quaker Small/Mid-Cap Impact Value Fund
(formerly Quaker Small-Cap Value Fund)

TOTAL NET ASSETS:
AS OF DECEMBER 31, 2018
$17,292,010

Top 10 Holdings* (% of net assets)
Independence Realty Trust Inc.	4.8%
Starwood Property Trust Inc.	4.7%
Six Flags Entertainment Corp.	4.0%
WP Carey Inc.	3.8%
B&G Foods Inc.	3.8%
Pattern Energy Group Inc.	3.7%
Aircastle Ltd.	3.6%
Enviva Partners LP	3.5%
AMC Entertainment Holdings Inc.	3.2%
Clearway Energy Inc. Cl C	3.2%
% Fund Total	38.3%
* Includes Long-Term Investments only.

Sectors (% of net assets)

2018 SEMI-ANNUAL REPORT

Expense Information (unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.  The example is based on an investment of $1,000 invested at the beginning of the (six-month) period and held for the entire period July 1, 2018 through December 31, 2018.

ACTUAL EXPENSES

The first section of each table below provides information about actual account values and actual expenses for each of the Funds.  You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number  in the applicable line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of each table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund to other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees.  Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

		Beginning	Annualized	Ending
		Account Value	Expense Ratio	Account Value	Expenses Paid
		(07/1/2018)	for the Period	(12/31/2018)	During Period*
Impact Growth (formerly Strategic Growth)
Example based on actual return of:
Advisor Class (formerly Class A)	-10.57%	$1,000.00	2.73%	$ 894.30	$13.03
Institutional Class	-10.48%	1,000.00	2.40%	895.20	11.46
Hypothetical example based on assumed 5% return:
Advisor Class (formerly Class A)		1,000.00	2.73%	1,011.44	13.84
Institutional Class		1,000.00	2.40%	1,013.11	12.18
Small/Mid-Cap Impact Value (formerly Small-Cap Value)
Example based on actual return of:
Advisor Class (formerly Class A)	-10.21%	1,000.00	3.18%	897.90	15.21
Institutional Class	-10.11%	1,000.00	2.86%	898.90	13.69
Hypothetical example based on assumed 5% return:
Advisor Class (formerly Class A)		1,000.00	3.18%	1,009.12	16.10
Institutional Class		1,000.00	2.86%	1,010.79	14.50

*
Expenses are equal to the Funds’ annualized six-month expense ratios multiplied by the average account value over the period multiplied by the number of days in the most recent fiscal half year (184) divided by 365 to reflect the one-half year period.

2018 SEMI-ANNUAL REPORT

Schedule of Investments

Quaker Impact Growth Fund
(formerly Quaker Strategic Growth Fund)
December 31, 2018 (unaudited)

	Number	Fair
	of Shares	Value
Long-Term Investments — 98.0%
Common Stocks — 93.9%
Basic Materials — 2.7%
Chemicals — 1.8%
Albemarle Corp.	2,069	$159,458
FMC Corp.	2,710	200,431
Hawkins Inc.	6,579	269,410
Innospec Inc.	3,472	214,431
The Sherwin-Williams Co.	409	160,925
		1,004,655
Forest Products & Paper — 0.9%
International Paper Co.	12,000	484,320
Total Basic Materials
(Cost $1,813,117)		1,488,975
Communications — 14.4%
Internet — 9.9%
Alphabet Inc. Cl A (a)	1,060	1,107,657
Alphabet Inc. Cl C (a)	1,128	1,168,168
Amazon.com Inc. (a)	1,080	1,622,128
Booking Holdings Inc. (a)	166	285,922
Facebook Inc. Cl A (a)	8,000	1,048,720
Netflix Inc. (a)	1,000	267,660
		5,500,255
Media — 2.2%
Charter Communications Inc. (a)	514	146,474
Comcast Corp.	16,000	544,800
The New York Times Co.	20,000	445,800
Twenty-First Century Fox Inc. Cl B	2,220	106,072
		1,243,146
Telecommunications — 2.3%
AT&T Inc.	21,000	599,340
Cisco Systems Inc.	8,125	352,056
Verizon Communications Inc.	6,000	337,320
		1,288,716
Total Communications
(Cost $7,695,648)		8,032,117
Consumer, Cyclical — 8.0%
Airlines — 0.5%
AMR Corp. Escrow (a)*^	218,835	253,848
Apparel — 0.4%
adidas AG -SP-ADR f	2,000	208,680
Auto Manufacturers — 0.7%
Blue Bird Corp. (a)	10,366	188,558
General Motors Co.	3,649	122,059
REV Group Inc.	8,610	64,661
		375,278
Auto Parts & Equipment — 0.3%
Aptiv PLC f	2,886	177,691
Distribution & Wholesale — 0.3%
LKQ Corp. (a)	7,393	175,436
Entertainment — 2.8%
AMC Entertainment Holdings Inc.	24,625	302,395
IMAX Corp. (a) f	14,000	263,340
Six Flags Entertainment Corp.	12,000	667,560
Vail Resorts Inc.	1,565	329,933
		1,563,228
Lodging — 0.4%
Marriott International Inc.	2,134	231,667
Retail — 2.6%
The Home Depot Inc.	2,870	493,124
Ross Stores Inc.	3,412	283,878
Salvatore Ferragamo – SpA-ADR f	225	2,349
Starbucks Corp.	5,957	383,631
The TJX Cos. Inc.	6,100	272,914
		1,435,896
Total Consumer, Cyclical
(Cost $4,927,255)		4,421,724
Consumer, Non-cyclical — 17.3%
Beverages — 0.3%
Farmer Brothers Co. (a)	6,598	153,932
Biotechnology — 3.9%
Alexion Pharmaceuticals Inc. (a)	1,886	183,621
Amgen Inc.	2,641	514,123
Biogen Inc. (a)	688	207,033
Celgene Corp. (a)	2,884	184,836
Gilead Sciences Inc.	5,000	312,750
Illumina Inc. (a)	985	295,431
Regeneron Pharmaceuticals Inc. (a)	635	237,172
Vertex Pharmaceuticals Inc. (a)	1,432	237,297
		2,172,263

The accompanying notes are an integral part of the financial statements.

2018 SEMI-ANNUAL REPORT

Schedule of Investments (continued)

Quaker Impact Growth Fund
(formerly Quaker Strategic Growth Fund)
December 31, 2018 (unaudited)

	Number	Fair
	of Shares	Value
Common Stocks — 93.9% (Continued)
Commercial Services — 1.7%
The Brink’s Co.	6,494	$419,837
Cintas Corp.	534	89,707
IHS Markit Ltd. (a) f	3,648	174,994
PayPal Holdings Inc. (a)	3,243	272,704
		957,242
Food — 1.1%
B&G Foods Inc.	9,000	260,190
Lamb Weston Holdings Inc.	2,995	220,312
Sprouts Farmers Market Inc. (a)	5,000	117,550
		598,052
Healthcare-Products — 6.9%
Align Technology Inc. (a)	934	195,608
Becton Dickinson and Co.	995	224,193
Boston Scientific Corp. (a)	8,316	293,887
The Cooper Cos. Inc.	960	244,320
DENTSPLY SIRONA Inc.	3,794	141,175
Edwards Lifesciences Corp. (a)	1,716	262,840
Henry Schein Inc. (a)	2,000	157,040
Hologic Inc. (a)	5,723	235,215
IDEXX Laboratories Inc. (a)	1,244	231,409
Intuitive Surgical Inc. (a)	546	261,490
LivaNova PLC (a) f	3,500	320,145
Medtronic PLC f	4,522	411,321
Patterson Cos. Inc.	6,614	130,031
Stryker Corp.	1,417	222,115
Thermo Fisher Scientific Inc.	1,452	324,943
Zimmer Biomet Holdings Inc.	1,869	193,853
		3,849,585
Healthcare-Services — 1.2%
HCA Healthcare Inc.	2,215	275,657
IQVIA Holdings Inc. (a)	2,207	256,387
Laboratory Corp of
America Holdings (a)	1,292	163,257
		695,301
Household Products/Wares — 0.3%
Quanex Building Products Corp.	10,699	145,400
Pharmaceuticals — 1.9%
AbbVie Inc.	2,221	204,754
Allergan PLC f	1,015	135,665
Bristol-Myers Squibb Co.	4,596	238,900
Pfizer Inc.	8,566	373,906
		1,052,115
Total Consumer, Non-cyclical
(Cost $9,620,737)		9,623,890
Energy — 7.2%
Energy-Alternate Sources — 4.8%
Canadian Solar Inc. (a) f	12,761	182,993
Enviva Partners LP	4,535	125,846
NextEra Energy Partners LP	8,372	360,415
Pattern Energy Group Inc.	39,388	733,404
Plug Power Inc. (a)	113,424	140,646
SolarEdge Technologies Inc. (a)	6,693	234,924
TerraForm Power Inc.	29,559	331,652
TPI Composites Inc. (a)	12,495	307,127
Vestas Wind Systems A/S – ADR f	2,782	70,051
Vivint Solar Inc. (a)	54,979	209,470
		2,696,528
Pipelines — 2.4%
Cheniere Energy Partners LP	737	26,606
Crestwood Equity Partners LP	19,428	542,235
Enterprise Products Partners LP	24,835	610,693
Targa Resources Corp.	4,025	144,980
		1,324,514
Total Energy
(Cost $4,047,750)		4,021,042
Financial — 17.3%
Banks — 9.7%
Bank of America Corp.	28,000	689,920
Bank of Hawaii Corp.	1,688	113,636
BB&T Corp.	2,614	113,239
BOK Financial Corp.	1,477	108,308
Chemical Financial Corp.	2,513	92,001
Citigroup Inc.	7,501	390,502
Citizens Financial Group Inc.	3,152	93,709
Comerica Inc.	1,485	102,005
Commerce Bancshares Inc.	2,544	143,414
Fifth Third Bancorp	4,296	101,085
First Interstate BancSystem Inc.	3,472	126,936
First Midwest Bancorp Inc.	3,000	59,430
JPMorgan Chase & Co.	9,742	951,014

The accompanying notes are an integral part of the financial statements.

2018 SEMI-ANNUAL REPORT

Schedule of Investments (continued)

Quaker Impact Growth Fund
(formerly Quaker Strategic Growth Fund)
December 31, 2018 (unaudited)

	Number	Fair
	of Shares	Value
Common Stocks — 93.9% (Continued)
Banks (Continued)
KeyCorp	6,729	$99,455
Lakeland Bancorp Inc.	7,105	105,225
M&T Bank Corp.	750	107,348
MB Financial Inc.	1,800	71,334
Morgan Stanley	6,174	244,799
Nicolet Bankshares Inc. (a)	2,584	126,099
Old National Bancorp	8,055	124,047
The PNC Financial Services Group Inc.	910	106,388
Seacoast Banking Corp. of Florida (a)	5,646	146,909
Southside Bancshares Inc.	2,000	63,500
State Street Corp.	1,361	85,838
TCF Financial Corp.	6,492	126,529
Tompkins Financial Corp.	1,749	131,193
TowneBank	4,811	115,223
TriState Capital Holdings Inc. (a)	6,090	118,511
Triumph Bancorp Inc. (a)	3,603	107,009
Trustmark Corp.	2,200	62,546
UMB Financial Corp.	1,873	114,197
U.S. Bancorp	2,567	117,312
WesBanco Inc.	3,335	122,361
		5,381,022
Diversified Financial Services — 4.1%
Aircastle Ltd. f	7,767	133,903
Ameriprise Financial Inc.	2,000	208,740
BlackRock Inc.	264	103,704
The Charles Schwab Corp.	2,720	112,962
CME Group Inc.	865	162,724
Intercontinental Exchange Inc.	2,020	152,166
Mastercard Inc. Cl A	3,500	660,275
Raymond James Financial Inc.	1,621	120,619
Visa Inc. Cl A	5,050	666,297
		2,321,390
Insurance — 2.6%
Berkshire Hathaway Inc. Cl B (a)	5,639	1,151,371
Chubb Ltd. f	958	123,754
Prudential Financial Inc.	1,285	104,792
Tiptree Inc.	11,000	61,490
		1,441,407
Private Equity — 0.2%
The Blackstone Group LP	4,021	119,866
Savings & Loans — 0.7%
Beneficial Bancorp Inc.	9,026	128,982
OceanFirst Financial Corp.	5,310	119,528
Provident Financial Services Inc.	5,476	132,136
		380,646
Total Financial
(Cost $9,486,119)		9,644,331
Industrial — 10.2%
Building Materials — 1.9%
Apogee Enterprises Inc.	5,433	162,175
Forterra Inc. (a)	8,556	32,170
Johnson Controls International PLC f	6,172	183,000
Lennox International Inc.	981	214,702
PGT Innovations Inc. (a)	13,108	207,762
Trex Co. Inc. (a)	4,194	248,956
		1,048,765
Electronics — 2.8%
Advanced Energy Industries Inc. (a)	3,544	152,144
Badger Meter Inc.	3,548	174,597
Control4 Corp. (a)	9,371	164,930
II-VI Inc. (a)	5,278	171,324
PerkinElmer Inc.	2,922	229,523
Tech Data Corp. (a)	6,000	490,860
Woodward Inc.	2,312	171,758
		1,555,136
Engineering & Construction — 0.7%
Argan Inc.	4,208	159,231
Comfort Systems U.S.A. Inc.	5,702	249,063
		408,294
Environmental Control — 0.6%
Energy Recovery Inc. (a)	23,036	155,032
US Ecology Inc.	2,350	148,003
		303,035
Hand & Machine Tools — 0.3%
Franklin Electric Co. Inc.	3,867	165,817
Machinery-Construction & Mining — 0.3%
Hyster Yale Materials Handling Inc.	2,519	156,077
Machinery-Diversified — 1.2%
Columbus McKinnon Corp.	4,703	141,748
IDEX Corp.	1,492	188,380

The accompanying notes are an integral part of the financial statements.

2018 SEMI-ANNUAL REPORT

Schedule of Investments (continued)

Quaker Impact Growth Fund
(formerly Quaker Strategic Growth Fund)
December 31, 2018 (unaudited)

	Number	Fair
	of Shares	Value
Common Stocks — 93.9% (Continued)
Machinery-Diversified (Continued)
Wabtec Corp.	2,291	$160,943
Xylem Inc.	2,293	152,989
		644,060
Miscellaneous Manufacturing — 1.8%
A.O. Smith Corp.	2,661	113,625
Donaldson Co. Inc.	3,517	152,603
ESCO Technologies Inc.	2,665	175,757
Federal Signal Corp.	8,699	173,110
Illinois Tool Works Inc.	3,150	399,073
		1,014,168
Packaging & Containers — 0.6%
Crown Holdings Inc. (a)	8,400	349,188
Total Industrial
(Cost $6,057,076)		5,644,540
Technology — 14.2%
Computers — 4.0%
Apple Inc.	13,500	2,129,490
Western Digital Corp.	2,000	73,940
		2,203,430
Semiconductors — 2.5%
Analog Devices Inc.	2,327	199,726
Applied Materials Inc.	3,332	109,090
Intel Corp.	6,500	305,045
KLA-Tencor Corp.	1,651	147,748
NVIDIA Corp.	1,700	226,950
NXP Semiconductor NV f	4,000	293,120
Veeco Instruments Inc. (a)	11,360	84,178
		1,365,857
Software — 7.7%
Adobe Systems Inc. (a)	1,400	316,736
Cerner Corp. (a)	3,484	182,701
Electronic Arts Inc. (a)	2,619	206,665
ImageWare Systems Inc. (a)	125,000	111,250
Microsoft Corp.	23,230	2,359,471
MINDBODY Inc. (a)	7,354	267,686
Paychex Inc.	5,099	332,200
salesforce.com Inc. (a)	1,884	258,051
VMware Inc. (a)	2,000	274,260
		4,309,020
Total Technology
(Cost $7,000,414)		7,878,307
Utilities — 2.6%
Electric — 2.6%
Atlantica Yield PLC f	6,503	127,459
Brookfield Renewable Partners LP f	10,276	266,149
Clearway Energy Inc. Cl A	2,609	44,144
Clearway Energy Inc. Cl C	21,189	365,510
NextEra Energy Inc.	2,199	382,230
Ormat Technologies Inc.	5,116	267,567
		1,453,059
Total Utilities
(Cost $1,549,293)		1,453,059
Total Common Stocks
(Cost $52,197,409)		52,207,985
Real Estate Investment Trusts — 3.7%
American Tower Corp.	1,211	191,568
Community Healthcare Trust Inc.	8,144	234,791
Equinix Inc.	765	269,708
Independence Realty Trust Inc.	70,000	642,600
Physicians Realty Trust	12,996	208,326
Starwood Property Trust Inc.	14,129	278,483
Ventas Inc.	1,961	114,895
Weyerhaeuser Co.	5,760	125,914
		2,066,285
Total Real Estate Investment Trusts
(Cost $2,156,715)		2,066,285
Warrants — 0.4%
Diversified — 0.4%
Holding Companies — 0.4%
U.S. Well Services Inc., Expiration:
November, 2023 (a)	355,000	213,000
Total Warrants
(Cost $278,485)		213,000

The accompanying notes are an integral part of the financial statements.

2018 SEMI-ANNUAL REPORT

Schedule of Investments (continued)

Quaker Impact Growth Fund
(formerly Quaker Strategic Growth Fund)
December 31, 2018 (unaudited)

	Par	Fair
	Value	Value
Corporate Bond — 0.0%
Consumer, Cyclical — 0.0%
Retail — 0.0%
Toys R Us Inc.,
7.375%, 10/15/2018 *+•	$66,000	$1,815
Total Corporate Bond
(Cost $65,792)		1,815
Total Long-Term Investments
(Cost $54,698,401)		54,489,085
	Number
	of Shares
Short-Term Investments — 2.5%
Money Market Fund — 2.5%
First American Government
Obligations Fund, Cl X, 2.298% (b)	1,379,601	1,379,601
Total Short-Term Investments
(Cost $1,379,601)		1,379,601
Total Investments
(Cost $56,078,002) — 100.5%		55,868,686
Liabilities in Excess of
Other Assets, Net (0.5)%		(272,898)
Total Net Assets — 100.0%		$55,595,788

ADR - American Depositary Receipt
SP-ADR - Sponsored American Depositary Receipt
(a)	Non-income producing security.
(b)	The rate quoted is the annualized 7 day yield as of December 31, 2018.
f	Foreign issued security.
*	Indicates an illiquid security. Total market value for illiquid securities is $255,663, representing 0.5% of net assets.
+	Defaulted bond.
•	Level 2 security.
^	Indicates a fair valued security. Total market value for fair valued securities is $253,848, representing 0.5% of net assets and level 3 securities.

The accompanying notes are an integral part of the financial statements.

2018 SEMI-ANNUAL REPORT

Schedule of Investments

Quaker Small/Mid-Cap Impact Value Fund
(formerly Quaker Small-Cap Value Fund)
December 31, 2018 (unaudited)

	Number	Fair
	of Shares	Value
Long-Term Investments — 90.4%
Common Stocks — 70.4%
Basic Materials — 2.3%
Forest Products & Paper — 2.3%
International Paper Co.	10,000	$403,600
Total Basic Materials
(Cost $456,261)		403,600
Communications — 2.9%
Media — 1.9%
The New York Times Co.	15,000	334,350
Telecommunications — 1.0%
Verizon Communications Inc.	2,950	165,849
Total Communications
(Cost $514,802)		500,199
Consumer, Cyclical — 9.7%
Entertainment — 8.2%
AMC Entertainment Holdings Inc.	45,000	552,600
Cinemark Holdings Inc.	2,550	91,290
IMAX Corp. (a) f	4,000	75,240
Six Flags Entertainment Corp.	12,500	695,375
		1,414,505
Home Builders — 1.1%
Skyline Champion Corp.	13,000	190,970
Leisure Time — 0.4%
Norwegian Cruise
Line Holdings Ltd. (a) f	1,828	77,489
Total Consumer, Cyclical
(Cost $2,054,069)		1,682,964
Consumer, Non-cyclical — 9.9%
Biotechnology — 0.4%
United Therapeutics Corp. (a)	619	67,409
Commercial Services — 2.2%
The Brink’s Co.	5,900	381,435
Food — 4.2%
B&G Foods Inc.	22,500	650,475
Ingredion Inc.	822	75,131
		725,606
Healthcare-Products — 1.6%
Haemonetics Corp. (a)	1,600	160,080
STERIS PLC f	1,158	123,732
		283,812
Healthcare-Services — 0.1%
Nobilis Health Corp. (a) f	38,393	16,125
Pharmaceuticals — 1.4%
Phibro Animal Health Corp.	4,169	134,075
Taro Pharmaceutical Industries Ltd. f	1,174	99,368
		233,443
Total Consumer, Non-cyclical
(Cost $1,645,165)		1,707,830
Energy — 12.4%
Energy-Alternate Sources — 7.1%
Enviva Partners LP	21,500	596,625
Pattern Energy Group Inc.	34,000	633,080
		1,229,705
Pipelines — 5.3%
Crestwood Equity Partners LP	18,000	502,380
Enterprise Products Partners LP	10,000	245,900
Targa Resources Corp.	4,857	174,949
		923,229
Total Energy
(Cost $2,152,354)		2,152,934
Financial — 21.6%
Banks — 3.0%
Century Bancorp Inc.	1,241	84,053
Financial Institutions Inc.	5,055	129,914
Republic Bancorp Inc.	2,377	92,037
TriCo Bancshares	4,461	150,737
TrustCo Bank Corp.	10,086	69,190
		525,931
Diversified Financial Services — 7.6%
Aircastle Ltd. f	36,000	620,640
Ameriprise Financial Inc.	1,000	104,370
Lazard Ltd. f	6,292	232,238
Raymond James Financial Inc.	4,750	353,447
		1,310,695
Insurance — 8.8%
Lincoln National Corp.	1,585	81,326
Reinsurance Group of America Inc. Cl A	3,341	468,508
Tiptree Inc.	63,061	352,511
Torchmark Corp.	4,926	367,135
Voya Financial Inc.	6,118	245,577
		1,515,057

The accompanying notes are an integral part of the financial statements.

2018 SEMI-ANNUAL REPORT

Schedule of Investments (continued)

Quaker Small/Mid-Cap Impact Value Fund
(formerly Quaker Small-Cap Value Fund)
December 31, 2018 (unaudited)

	Number	Fair
	of Shares	Value
Common Stocks — 70.4% (Continued)
Savings & Loans — 2.2%
TFS Financial Corp.	24,000	$387,120
Total Financial
(Cost $3,735,335)		3,738,803
Industrial — 7.4%
Electronics — 2.7%
Orbotech Ltd. (a) f	2,870	162,270
Tech Data Corp. (a)	3,750	306,787
		469,057
Engineering & Construction — 0.7%
Infrastructure and
Energy Alternatives Inc. (a)	15,000	122,850
Packaging & Containers — 4.0%
Crown Holdings Inc. (a)	13,000	540,410
WestRock Co.	4,000	151,040
		691,450
Total Industrial
(Cost $1,364,031)		1,283,357
Technology — 0.2%
Software — 0.2%
ImageWare Systems Inc. (a)	30,000	26,700
Total Technology
(Cost $33,000)		26,700
Utilities — 4.0%
Electric — 3.2%
Clearway Energy Inc. Cl C	32,000	552,000
Water — 0.8%
Aqua America Inc.	3,848	131,563
Total Utilities
(Cost $718,555)		683,563
Total Common Stocks
(Cost $12,673,572)		12,179,950
Closed-End Mutual Funds — 1.1%
FS KKR Capital Corp.	20,632	106,871
PGIM Global Short Duration
High Yield Fund Inc.	6,000	77,520
Total Closed-End Mutual Funds
(Cost $209,330)		184,391
Real Estate Investment Trusts — 18.4%
Apple Hospitality REIT Inc.	10,000	142,600
Blackstone Mortgage Trust Inc.	7,000	223,020
CyrusOne Inc.	2,147	113,533
DiamondRock Hospitality Co.	23,568	213,998
Independence Realty Trust Inc.	91,000	835,380
Mid-America Apartment
Communities Inc.	1,000	95,700
Ryman Hospitality Properties Inc.	1,222	81,495
Starwood Property Trust Inc.	41,588	819,700
WP Carey Inc.	10,000	653,400
Total Real Estate Investment Trusts
(Cost $3,264,498)		3,178,826
Warrants — 0.5%
Diversified — 0.5%
Holding Companies — 0.5%
U.S. Well Services Inc.,
Expiration: November, 2023 (a)	150,000	90,000
Total Warrants
(Cost $112,815)		90,000
Total Long-Term Investments
(Cost $16,260,215)		15,633,167
Short-Term Investments — 10.9%
Money Market Fund — 10.9%
First American Government
Obligations Fund, Cl X, 2.298% (b)	1,880,969	1,880,969
Total Short-Term Investments
(Cost $1,880,969)		1,880,969
Total Investments
(Cost $18,141,184) — 101.3%		17,514,136
Liabilities in Excess of
Other Assets, Net (1.3)%		(222,126)
Total Net Assets — 100.0%		$17,292,010

(a)	Non-income producing security.
(b)	The rate quoted is the annualized 7 day yield as of December 31, 2018.
f	Foreign issued security.

The accompanying notes are an integral part of the financial statements.

2018 SEMI-ANNUAL REPORT

Statements of Assets and Liabilities

December 31, 2018 (unaudited)

	Quaker Impact	Quaker Small/Mid- Cap
	Growth Fund	Impact Value Fund
	(formerly Quaker	(formerly Quaker
	Strategic Growth Fund)	Small-Cap Value Fund)
ASSETS:
Investments, at value	$55,868,686	$17,514,136
Receivables:
Dividends and interest	81,486	86,488
Capital shares sold	133	328
Prepaid expenses and other assets	106,851	55,897
Total assets	56,057,156	17,656,849

LIABILITIES:
Payables:
Due to advisor (Note 3)	36,742	13,773
Capital shares redeemed	34,578	45,902
Investment securities purchased	243,280	249,662
Distribution fees	11,971	2,472
Trustees expenses	19,372	5,993
Chief compliance officer fees	1,305	616
Accrued expenses	114,120	46,421
Total liabilities	461,368	364,839
Net assets	$55,595,788	$17,292,010

NET ASSETS CONSIST OF:
Paid-in capital	$55,981,495	$17,493,434
Total distributable earnings (losses)	(385,707)	(201,424)
Total net assets	$55,595,788	$17,292,010
Total investments, at cost	$56,078,002	$18,141,184
Advisor Class (formerly Class A) shares:
Net assets	$47,927,545	$8,361,734
Shares of beneficial interest outstanding(1)	1,681,839	544,447
Net asset value per share and redemption price per share	$28.50	$15.36
Institutional Class Shares:
Net assets	$7,668,243	$8,930,276
Shares of beneficial interest outstanding(1)	256,440	531,017
Net asset value per share and redemption price per share	$29.90	$16.82

(1)	Unlimited number of shares of beneficial interest with no par value authorized.

The accompanying notes are an integral part of the financial statements.

2018 SEMI-ANNUAL REPORT

Statements of Operations

For the Six-Month Period Ended December 31, 2018 (unaudited)

	Quaker Impact	Quaker Small/Mid- Cap
	Growth Fund	Impact Value Fund
	(formerly Quaker	(formerly Quaker
	Strategic Growth Fund)	Small-Cap Value Fund)
INVESTMENT INCOME (LOSS)
Income:
Dividends (net of foreign withholding taxes)	$492,245	$250,248
Interest	12,478	10,359
Securities lending income, net	8,185	3,445
Other Income	252	59
Total Income	513,160	264,111
Expenses:
Investment advisory fees (Note 3)	241,900	75,405
Distribution fee – Advisor Class(1)	91,196	11,368
Legal fees	91,097	31,472
Transfer agent fees	82,578	21,882
Funds administration and accounting fees	81,809	21,275
Registration and filing expenses	65,018	29,120
Insurance	52,274	13,992
Trustee fees	37,590	9,810
Shareholder servicing fees	27,062	3,714
Officers’ compensation fees	25,984	11,479
Printing expenses	20,283	6,088
Audit fees	16,390	3,981
Custody fees	3,596	2,411
Interest expense	—	718
Other operating expenses	29,077	8,400
Total expenses	865,854	251,115
Net investment income (loss)	(352,694)	12,996

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments:
Securities	694,133	795,170
Net change in unrealized appreciation (depreciation) of investments:
Securities	(6,812,032)	(2,539,621)
Net realized and unrealized gain (loss) on investments	(6,117,899)	(1,744,451)
Net increase (decrease) in net assets resulting from operations	$(6,470,593)	$(1,731,455)
(Foreign withholding taxes on dividends/tax reclaims/interest)	$(834)	$(2,278)

(1)	Advisor Class (formerly Class A) including the acquisition of Class C.

The accompanying notes are an integral part of the financial statements.

2018 SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

Quaker Impact Growth Fund (formerly Quaker Strategic Growth Fund)

	(unaudited)
	For the	For the
	Six-Month Period Ended	Year Ended
	December 31, 2018	June 30, 2018
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$(352,694)	$(603,153)
Net realized gain (loss) on investment transactions:
Securities	694,133	10,964,744
Net change in unrealized appreciation
(depreciation) of investment transactions:
Securities	(6,812,032)	(1,070,288)
Net increase (decrease) in net assets resulting from operations	(6,470,593)	9,291,303
Distributions to shareholders from:
Advisor Class (formerly Class A)	—	—
Class C	—	—
Institutional Class	—	—
Total distributions	—	—
Capital share transactions:
Increase (decrease) in net assets from fund share transactions (Note 8)	(3,056,931)	(15,718,541)
Total increase (decrease) in net assets	(9,527,524)	(6,427,238)

NET ASSETS
Beginning of period	65,123,312	71,550,550
End of period	$55,595,788	$65,123,312^

^	Includes undistributed net investment loss of $(386,290).

The accompanying notes are an integral part of the financial statements.

2018 SEMI-ANNUAL REPORT

Statements of Changes in Net Assets (continued)

Quaker Small/Mid-Cap Impact Value Fund (formerly Small-Cap Value Fund)

	(unaudited)
	For the	For the
	Six-Month Period Ended	Year Ended
	December 31, 2018	June 30, 2018
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$12,996	$(217,094)
Net realized gain (loss) on investment transactions:
Securities	795,170	4,365,650
Foreign currency transactions	—	5
Net change in unrealized appreciation
(depreciation) of investment transactions:
Securities	(2,539,621)	(1,278,703)
Foreign currency transactions	—	(12)
Net increase (decrease) in net assets resulting from operations	(1,731,455)	2,869,846
Distributions to shareholders from:
Advisor Class (formerly Class A)	(1,482,530)	(816,102	)(1)
Class C	—	(221,639	)(1)
Institutional Class	(2,207,375)	(3,013,329	)(1)
Total distributions	(3,689,905)	(4,051,070)
Capital share transactions:
Increase (decrease) in net assets from fund share transactions (Note 8)	6,960,319	(11,754,070)
Total increase (decrease) in net assets	1,538,959	(12,935,294)

NET ASSETS
Beginning of period	15,753,051	28,688,345
End of period	$17,292,010	$15,753,051^

(1)	For the year ended June 30, 2018, each Fund Class had total distributions from net realized gains.
^	Includes undistributed net investment loss of $(17,820).

The accompanying notes are an integral part of the financial statements.

2018 SEMI-ANNUAL REPORT

Financial Highlights

Quaker Impact Growth Fund
(formerly Quaker Strategic Growth Fund)
(For a Share Outstanding Throughout the Period)

	Advisor Class (formerly Class A)
	(unaudited)
	For the
	Six-Month
	Period from
	July 1, 2018
	to December 31,		Years Ended June 30,
	2018		2018	2017	2016	2015	2014
Net asset value, beginning of period	$31.87		$27.86	$23.80	$26.55	$24.19	$19.31
Income from investment operations:
Net investment income (loss)(1)	(0.18)		(0.24)	(0.07)	(0.32)	(0.30)	(0.26)
Net realized and unrealized
gain (loss) on investments	(3.19)		4.25	4.13	(2.43)	2.66	5.14
Total from investment operations	(3.37)		4.01	4.06	(2.75)	2.36	4.88
Distributions to shareholders from:
Net investment income	—		—	—	—	—	—
Net realized capital gain	—		—	—	—	—	—
Total distributions	—		—	—	—	—	—
Net asset value, end of period	$28.50		$31.87	$27.86	$23.80	$26.55	$24.19
Total Return(2)	(10.57	)%*	14.39%	17.01%	(10.36)%	9.76%	25.27%
Ratios/supplemental data:
Net assets, end of period (000’ omitted)	$47,928		$44,964	$49,859	$57,159	$77,188	$87,053
Ratio of expenses to average net assets:
Before expense reimbursements or recoveries(3)(4)	2.73	%**	2.30%	2.34%	2.30%	2.12%	2.15%
After expense reimbursements or recoveries(3)(5)	2.73	%**	2.30%	2.22%	2.24%	2.24%	2.24%
Ratio of net investment income (loss)
to average net assets:
Before expense reimbursements or recoveries(3)	(1.14	)%**	(0.78)%	(0.40)%	(1.34)%^	(1.06)%	(1.06)%
After expense reimbursements or recoveries(3)	(1.14	)%**	(0.78)%	(0.28)%	(1.28)%^	(1.18)%	(1.15)%
Portfolio turnover rate	13	%*	119%	185%	211%	149%	170%

(1)	The average shares outstanding method has been applied for per share information.
(2)	Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of dividends and distributions at net asset value.
(3)
Expense waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These reimbursed amounts would increase the net investment loss ratio or decrease the net investment income ratio and recovered amounts would decrease the net investment loss ratio or increase the net investment income ratio, as applicable, had such reductions or increases not occurred.

(4)	Expenses before reductions (excluding dividend and interest expense for securities sold short) were 2.29% for the year ended June 30, 2016.
(5)	Expenses net of all reductions (excluding dividend and interest expense for securities sold short) were 2.23% for the year ended June 30, 2016.
*	Not annualized.
**	Annualized.
^	The net investment income (loss) ratios include dividends on short positions.

The accompanying notes are an integral part of the financial statements.

2018 SEMI-ANNUAL REPORT

Financial Highlights

Quaker Impact Growth Fund
(formerly Quaker Strategic Growth Fund)
(For a Share Outstanding Throughout the Period)

	Institutional Class
	(unaudited)
	For the
	Six-Month
	Period from
	July 1, 2018
	to December 31,		Years Ended June 30,
	2018		2018	2017	2016	2015	2014
Net asset value, beginning of period	$33.40		$29.12	$24.82	$27.62	$25.10	$19.99
Income from investment operations:
Net investment income (loss)(1)	(0.14)		(0.17)	(0.01)	(0.27)	(0.25)	(0.21)
Net realized and unrealized
gain (loss) on investments	(3.36)		4.45	4.31	(2.53)	2.77	5.32
Total from investment operations	(3.50)		4.28	4.30	(2.80)	2.52	5.11
Distributions to shareholders from:
Net investment income	—		—	—	—	—	—
Net realized capital gain	—		—	—	—	—	—
Total distributions	—		—	—	—	—	—
Net asset value, end of period	$29.90		$33.40	$29.12	$24.82	$27.62	$25.10
Total Return(2)	(10.48	)%*	14.70%	17.32%	(10.14)%	10.04%	25.56%
Ratios/supplemental data:
Net assets, end of period (000’ omitted)	$7,668		$9,039	$9,005	$13,457	$66,521	$58,999
Ratio of expenses to average net assets:
Before expense reimbursements or recoveries(3)(4)	2.40	%**	2.05%	2.09%	2.05%	1.87%	1.90%
After expense reimbursements or recoveries(3)(5)	2.40	%**	2.05%	1.97%	1.99%	1.99%	1.99%
Ratio of net investment income (loss)
to average net assets:
Before expense reimbursements or recoveries(3)	(0.81	)%**	(0.53)%	(0.15)%	(1.09)%^	(0.81)%	(0.81)%
After expense reimbursements or recoveries(3)	(0.81	)%**	(0.53)%	(0.03)%	(1.03)%^	(0.93)%	(0.90)%
Portfolio turnover rate	13	%*	119%	185%	211%	149%	170%

(1)	The average shares outstanding method has been applied for per share information.
(2)	Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of dividends and distributions at net asset value.
(3)
Expense waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These reimbursed amounts would increase the net investment loss ratio or decrease the net investment income ratio and recovered amounts would decrease the net investment loss ratio or increase the net investment income ratio, as applicable, had such reductions or increases not occurred.

(4)	Expenses before reductions (excluding dividend and interest expense for securities sold short) were 2.04% for the year ended June 30, 2016.
(5)	Expenses net of all reductions (excluding dividend and interest expense for securities sold short) were 1.98% for the year ended June 30, 2016.
*	Not annualized.
**	Annualized.
^	The net investment income (loss) ratios include dividends on short positions.

The accompanying notes are an integral part of the financial statements.

2018 SEMI-ANNUAL REPORT

Financial Highlights

Quaker Small/Mid-Cap Impact Value Fund
(formerly Quaker Small-Cap Value Fund)
(For a Share Outstanding Throughout the Period)

	Advisor Class (formerly Class A)
	(unaudited)
	For the
	Six-Month
	Period from
	July 1, 2018
	to December 31,		Years Ended June 30,
	2018		2018	2017	2016	2015	2014
Net asset value, beginning of period	$23.23		$24.13	$20.09	$24.15	$24.28	$19.50
Income from investment operations:
Net investment income (loss)(1)	(0.00	)+	(0.23)	(0.20)	(0.08)	(0.06)	(0.11)
Net realized and unrealized
gain (loss) on investments	(2.09)		3.03	4.24	(2.26)	1.22	4.95
Total from investment operations	(2.09)		2.80	4.04	(2.34)	1.16	4.84
Distributions to shareholders from:
Net investment income	—		—	—	—	—	(0.06)
Net realized capital gain	(5.78)		(3.70)	—	(1.72)	(1.29)	—
Total distributions	(5.78)		(3.70)	—	(1.72)	(1.29)	(0.06)
Net asset value, end of period	$15.36		$23.23	$24.13	$20.09	$24.15	$24.28
Total Return(2)	(10.21	)%*	12.07%	20.11%	(9.93)%	4.96%	24.83%
Ratios/supplemental data:
Net assets, end of period (000’ omitted)	$8,362		$4,737	$6,434	$6,431	$7,790	$8,512
Ratio of expenses to average net assets	3.18	%**	2.44%	2.21%	1.93%	1.78%	1.83%
Ratio of net investment income (loss)
to average net assets	(0.03	)%**	(0.99)%	(0.89)%	(0.37)%	(0.26)%	(0.47)%
Portfolio turnover rate	44	%*	122%	146%	119%	128%	176%

(1)	The average shares outstanding method has been applied for per share information.
(2)	Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of dividends and distributions at net asset value.
+	Amount is less than $0.005 per share.
*	Not annualized.
**	Annualized.

The accompanying notes are an integral part of the financial statements.

2018 SEMI-ANNUAL REPORT

Financial Highlights

Quaker Small/Mid-Cap Impact Value Fund
(formerly Quaker Small-Cap Value Fund)
(For a Share Outstanding Throughout the Period)

	Institutional Class
	(unaudited)
	For the
	Six-Month
	Period from
	July 1, 2018
	to December 31,		Years Ended June 30,
	2018		2018	2017	2016	2015	2014
Net asset value, beginning of period	$24.83		$25.49	$21.17	$25.29	$25.30	$20.29
Income from investment operations:
Net investment income (loss)(1)	0.03		(0.19)	(0.15)	(0.03)	(0.00)+	(0.05)
Net realized and unrealized
gain (loss) on investments	(2.26)		3.23	4.47	(2.37)	1.28	5.14
Total from investment operations	(2.23)		3.04	4.32	(2.40)	1.28	5.09
Distributions to shareholders from:
Net investment income	—		—	—	—	—	(0.08)
Net realized capital gain	(5.78)		(3.70)	—	(1.72)	(1.29)	—
Total distributions	(5.78)		(3.70)	—	(1.72)	(1.29)	(0.08)
Net asset value, end of period	$16.82		$24.83	$25.49	$21.17	$25.29	$25.30
Total Return(2)	(10.11	)%*	12.39%	20.41%	(9.71)%	5.24%	25.13%
Ratios/supplemental data:
Net assets, end of period (000’ omitted)	$8,930		$9,747	$20,952	$24,642	$28,528	$27,868
Ratio of expenses to average net assets	2.86	%**	2.19%	1.96%	1.68%	1.53%	1.58%
Ratio of net investment income (loss)
to average net assets	0.29	%**	(0.74)%	(0.64)%	(0.12)%	(0.01)%	(0.22)%
Portfolio turnover rate	44	%*	122%	146%	119%	128%	176%

(1)	The average shares outstanding method has been applied for per share information.
(2)	Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of dividends and distributions at net asset value.
+	Amount is less than $0.005 per share.
*	Not annualized.
**	Annualized.

The accompanying notes are an integral part of the financial statements.

2018 SEMI-ANNUAL REPORT

Notes to the Financial Statements (unaudited)

Note 1 — Organization

The Quaker Investment Trust (“Trust”), a diversified, open-end management investment company, was originally organized as a Massachusetts business trust on October 24, 1990, and was reorganized as a Delaware statutory trust on September 30, 2018.  The Trust is registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust’s Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest for each of its series. Currently, the Trust offers two series: Quaker Impact Growth Fund (formerly Quaker Strategic Growth Fund) (“Impact Growth”) and Quaker Small/Mid-Cap Impact Value Fund (formerly Quaker Small-Cap Value Fund) (“Small/Mid-Cap Impact Value”) (each a “Fund” and collectively, “Funds”). Both Funds are diversified.  The investment objectives of each Fund are set forth below.  On January 1, 2018, Community Capital Management, Inc. (“CCM”) became the new investment adviser to the Funds.

Impact Growth and Small/Mid-Cap Impact Value commenced operations on November 25, 1996. The investment objective of these Funds is to seek long-term growth of capital. The investment objective of these Funds is non-fundamental in that this objective may be changed by the Board of Trustees (“Board” or “Trustees”) without shareholder approval. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies.”

Effective September 30, 2018, the Funds offer two classes of shares: Advisor Class (formerly Class A) and Institutional Class. Class C shares merged into the Advisor Class shares, which are charged a distribution and service fee, (the front-end sales charge was removed); the former Class C shares were charged a distribution fee, but bore no front-end sales charge or contingent deferred sales charge (“CDSC”); and Institutional Class shares bear no distribution fee, front-end sales charge or CDSC, but have higher minimum investment thresholds. CCM, the investment adviser to each of the Funds, has the ability to waive the minimum investment for Institutional Class shares at its discretion.

Note 2 — Summary of Significant Accounting Policies and Other Information

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A. Security Valuation.     The Funds’ investments in securities are carried at market value. Securities listed on an exchange or quoted on a national market system are generally valued at the last quoted sales price at the time of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price.

Debt and other fixed-income securities are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service (which reflect such factors as security prices, yields, maturities, ratings, and dealer and exchange quotations), the use of which has been approved by the Board.

The Funds may enter into forward foreign currency contracts to lock in the U.S. dollar cost of purchase and sale transactions or to defend the portfolio against currency fluctuations. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. These contracts are valued daily, and the Fund’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the end of the reporting period, if any, is included in the Statements of Assets and Liabilities.

2018 SEMI-ANNUAL REPORT

Notes to the Financial Statements (unaudited) (continued)

Note 2 — Summary of Significant Accounting Policies and Other Information (Continued)

Realized and unrealized gains and losses, if any, are included in the Statements of Operations. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

For financial reporting purposes, investment transactions are recorded on the trade date; however, for purposes of executing shareholder transactions, the Funds record changes in holdings of portfolio securities no later than the first business day after the trade date in accordance with Rule 2a-4 of the 1940 Act. Accordingly, certain differences between net asset value for financial reporting and for executing shareholder transactions may arise.

The Funds have adopted fair valuation procedures to value securities at fair market value in certain circumstances, and the Trust has established a Valuation Committee responsible for determining when fair valuing a security is necessary and appropriate. The Funds will value securities at fair market value when market quotations are not readily available or when securities cannot be accurately valued within established pricing procedures. The Valuation Committee may also fair value foreign securities whose prices may have been affected by events occurring after the close of trading in their respective markets but prior to the time the Fund holding the foreign securities calculates its net asset value. The Funds’ fair valuation procedures are designed to help ensure that prices at which Fund shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders.

The Fund is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is defined as the price that the Fund may receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. The disclosure requirements utilize a three-tier hierarchy to maximize the use of observable market data, minimize the use of unobservable inputs and establish classification of fair value measurements for disclosure purposes. A financial instrument’s level within the fair value hierarchy is based on the lowest level that is significant to the fair value measurement. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including the pricing model used and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The significant unobservable inputs used in the fair value measurement of the reporting entity’s private equity holdings are, the projected final distribution applied for lack of marketability. Significant increases (decreases) in any of those inputs in isolation could result in a significantly lower (higher) fair value measurement.

Various inputs may be used to determine the value of each Fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 — Quoted prices in active markets for identical securities.

2018 SEMI-ANNUAL REPORT

Notes to the Financial Statements (unaudited) (continued)

Note 2 — Summary of Significant Accounting Policies and Other Information (Continued)

Level 2 — Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) municipal securities, long-term U.S. Government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy may include, but are not limited to, OTC options and international equity securities valued by an independent third party in order to adjust for stale pricing and foreign market holidays.

Level 3 — Prices determined using significant unobservable inputs (including the Fund’s own assumptions). For restricted equity securities where observable inputs are limited, assumptions about market activity and risk are used in determining fair value. These are categorized as Level 3 in the hierarchy.

For international equity securities traded on a foreign exchange or market which closes prior to a Fund’s Valuation Time, in order to adjust for events which occur between the close of the foreign exchange they are traded on and the close of the New York Stock Exchange, a fair valuation model is used, and these securities are categorized as Level 2.

A Fund may hold securities, some of which are classified as Level 3 investments (as defined below). Level 3 investments have significant unobservable inputs, as they trade infrequently. In determining the fair value of these investments, management uses the market approach which includes as the primary input the capital balance reported; however, adjustments to the reported capital balance may be made based on various factors, including, but not limited to, the attributes of the interest held, including the rights and obligations, and any restrictions or illiquidity of such interests, and the fair value of these securities.

The value of a foreign security is generally determined as of the close of trading on the foreign stock exchange on which the security is primarily traded, or as of the close of trading on the New York Stock Exchange (“NYSE”), if earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE (generally 4:00 p.m. Eastern time) on the day that the value of the foreign security is determined. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. If market quotations are not readily available for a foreign security or an event has occurred that caused a quotation to be unavailable or unreliable, the Valuation Committee will fair value foreign securities using the procedures described below.

The Trust has adopted fair valuation procedures to value securities at fair market value when independent prices are unavailable or unreliable, and the Trust has established a Valuation Committee that is responsible for determining when fair valuing a security is necessary and appropriate. Securities and assets for which market quotations are not readily available may be valued based upon valuation methods that include: (i) multiple of earnings; (ii) yield to maturity with respect to debt issues; (iii) discounts from market prices of similar freely traded securities; or (iv) a combination of these or other methods. Securities may also be priced using fair value pricing methods when their closing prices do not reflect their market values at the time the Fund calculates its net asset value (“NAV”) because an event had occurred since the closing prices were established on the domestic or foreign exchange or market but before the Fund’s NAV calculation.

2018 SEMI-ANNUAL REPORT

Notes to the Financial Statements (unaudited) (continued)

Note 2 — Summary of Significant Accounting Policies and Other Information (Continued)

The following is a summary of the fair valuations according to the inputs used as of December 31, 2018 in valuing the Fund’s assets and liabilities:

IMPACT GROWTH FUND (formerly Strategic Growth Fund)

Description	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$51,954,137	$—	$253,848	$52,207,985
Real Estate Investment Trusts	2,066,285	—	—	2,066,285
Warrants	213,000	—	—	213,000
Corporate Bond	—	1,815	—	1,815
Money Market Fund	1,379,601	—	—	1,379,601
Total Investments in Securities	$55,613,023	$1,815	$253,848	$55,868,686

SMALL/MID-CAP IMPACT VALUE FUND (Small-Cap Value Fund)

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$12,179,950	$—	$—	$12,179,950
Closed End Mutual Funds	184,391	—	—	184,391
Real Estate Investment Trusts	3,178,826	—	—	3,178,826
Warrants	90,000	—	—	90,000
Money Market Fund	1,880,969	—	—	1,880,969
Total Investments in Securities	$17,514,136	$—	$—	$17,514,136

(1)	See the Impact Growth Fund’s Schedules of Investments for industry classifications of the one security noted as Level 3.

Level 3 Reconciliation

The following is a reconciliation of Impact Growth’s Level 3 investments for which significant unobservable inputs were used in determining value. See Schedule of Investments for industry breakouts:

IMPACT GROWTH FUND (formerly Strategic Growth Fund)

	Balance				Net			Balance
	as of				Unrealized	Amortized	Transfers	as of
	June 30,			Realized	appreciation	discounts/	in to	December 31,
	2018	Purchases	Sales	gain (loss)	(depreciation)	premiums	Level 3	2018
Common Stocks	$365,454	$—	$—	$—	$(111,606)	$—	$—	$253,848
	$365,454	$—	$—	$—	$(111,606)	$—	$—	$253,848
Net change in unrealized appreciation (depreciation) for Level 3 investments still held as of December 31, 2018								$(111,606)

The following presents information about significant unobservable inputs related to Level 3 investments at December 31, 2018:

IMPACT GROWTH FUND (formerly Strategic Growth Fund)

	Fair Value at	Valuation	Unobservable	Input
	December 31, 2018	Technique	Input	Values*
Common Stocks
Airlines	$253,848	Market approach	Estimated bankruptcy expense	$7.64

*	An increase in the unobservable input would decrease the valuation and a decrease in the unobservable input would increase the valuation.

2018 SEMI-ANNUAL REPORT

Notes to the Financial Statements (unaudited) (continued)

Note 2 — Summary of Significant Accounting Policies and Other Information (Continued)

B. Federal Income Taxes.     It is the Funds’ policy to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all of their taxable income to shareholders. Therefore, no federal income tax provision is required.

In accordance with Financial Accounting Standards Board (“FASB”) Interpretation ASC 740, (“ASC 740”), each Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authority’s widely understood administrative practices and precedents. If this threshold is met, a Fund measures the tax benefit as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. The Funds identify their major tax jurisdictions as U.S. Federal, the Commonwealth of Massachusetts and the State of Delaware.  Management has reviewed the tax positions for each of the three open tax years as of June 30, 2018 and has determined that the implementation of ASC 740 does not have a material impact on the Funds’ financial statements. Each Fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Net investment income or loss and net realized gains or losses may differ for financial statement and income tax purposes primarily due to investments that have a different basis for financial statement and income tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by each Fund. Permanent differences in the recognition of earnings are reclassified to additional paid-in capital. Distributions in excess of tax-basis earnings are recorded as a return of capital.

C. Security Transactions and Investment Income.     Security transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income on debt securities is recorded daily on the accrual basis. Discounts and premiums on debt securities are amortized over their respective lives. Dividend income is recorded on the ex-dividend date, or as soon as information is available to the Fund.

D. Short Sales of Investments.     Certain Funds may make short sales of investments, which are transactions in which a Fund sells a security it does not own in anticipation of a decline in the fair value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The broker retains the proceeds of short sales to the extent necessary to meet margin requirements until the short position is closed out.

If a security pays a dividend while the Fund holds it short, the Fund will need to pay the dividend to the original owner of the security. Since the Fund borrowed the shares and sold them to a third party, the third party will receive the dividend from the security and the Fund will pay the original owner the dividend directly. The Fund is not entitled to the dividend because it does not own the shares. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale. The Funds did not have any short sales during the six-month period ended December 31, 2018.

E. Written Options Contracts.     Certain Funds may write options to manage exposure to certain changes in the market. When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Fund realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the difference between the premium and the amount for effecting a closing

2018 SEMI-ANNUAL REPORT

Notes to the Financial Statements (unaudited) (continued)

Note 2 — Summary of Significant Accounting Policies and Other Information (Continued)

purchase transaction, including brokerage commission, is also treated as a realized gain or loss. When a written put option is exercised, the amount of the premium received reduces the cost of the security purchased by the Fund.

A risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised.

In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. The Funds did not have any written option contracts for the six-month period ended December 31, 2018.

F. Purchased Options.     Certain Funds may purchase call options in anticipation of an increase in the market value of securities of the type in which they may invest. The purchase of a call option will entitle a Fund, in return for the premium paid, to purchase specified securities at a specified price during the option period. A Fund will ordinarily realize a gain if, during the option period, the value of such securities exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise, the Fund will realize either no gain or a loss on the purchase of the call option. A Fund will normally purchase put options in anticipation of a decline in the market value of securities in its portfolio (“protective puts”) or in securities in which it may invest. The purchase of a put option will entitle the Fund, in exchange for the premium paid, to sell specified securities at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of the Fund’s securities. Put options may also be purchased by a Fund for the purpose of affirmatively benefiting from a decline in the price of securities which it does not own. The Fund will ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to more than cover the premium and transaction costs; otherwise the Fund will realize either no gain or a loss on the purchase of the put option. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of the underlying portfolio securities. The Funds did not have any purchased options for the six-month period ended December 31, 2018.

G.  Futures Contracts.     Certain Funds may enter into financial futures contracts, to the extent permitted by their investment policies and objectives, for bona fide hedging and other permissible risk management purposes including protecting against anticipated changes in the value of securities a Fund intends to purchase. Upon entering into a financial futures contract, a Fund is required to deposit cash or securities as initial margin.

Additional securities are also segregated as collateral up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund, depending on the fluctuation in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts. The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. The Funds did not enter into any futures contracts during the six-month period ended December 31, 2018.

2018 SEMI-ANNUAL REPORT

Notes to the Financial Statements (unaudited) (continued)

Note 2 — Summary of Significant Accounting Policies and Other Information (Continued)

H. Foreign Currency Transactions.     Securities and other assets and liabilities denominated in foreign currencies are converted each business day into U.S. dollars based on the prevailing rates of exchange. Purchases and sales of portfolio securities and income and expenses are converted into U.S. dollars on the respective dates of such transactions.

Gains and losses resulting from changes in exchange rates applicable to foreign securities are not reported separately from gains and losses arising from movements in securities prices.

Net realized foreign exchange gains and losses include gains and losses from sales and maturities of foreign currency exchange contracts, gains and losses realized between the trade and settlement dates of foreign securities transactions, and the difference between the amount of dividends, interest and foreign withholding taxes on the Funds’ books and the U.S. dollar equivalent of the amounts actually received. Net unrealized foreign exchange gains and losses include gains and losses from changes in the fair value of assets and liabilities denominated in foreign currencies other than portfolio securities, resulting from changes in exchange rates.

I.  Forward Foreign Currency Contracts.     Certain Funds may enter into forward foreign currency contracts to hedge against foreign currency exchange rate risk on their non-U.S. dollar denominated securities or to facilitate settlement of foreign currency denominated portfolio transactions. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. The Funds did not enter into any forward foreign currency contracts during the six-month period ended December 31, 2018.

J.  Portfolio Investment Risks.     Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries. Certain countries may also impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

K.  Multiple Class Allocations.     Each class of shares has equal rights as to earnings and assets except that each class bears different distribution and shareholder servicing expenses. Each class of shares has exclusive voting rights with respect to matters that affect just that class. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

2018 SEMI-ANNUAL REPORT

Notes to the Financial Statements (unaudited) (continued)

Note 2 — Summary of Significant Accounting Policies and Other Information (Continued)

L.  Expense Allocations.     Expenses are allocated to each series based upon its relative proportion of net assets to the Trust’s total net assets or by other equitable means.

M. Distributions to Shareholders.     Each Fund generally declares dividends at least annually, payable in December, on a date selected by the Board. In addition, distributions may be made annually in December out of net realized gains through October 31 of that calendar year. Distributions to shareholders are recorded on the ex-dividend date. Each Fund may make a supplemental distribution subsequent to the end of its fiscal year ending June 30.

N. Use of Estimates.     The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates, and those differences could be significant.

O. Security Loans.     The Funds receive compensation in the form of fees, or retain a portion of interest on the investment of any cash received as collateral. The Funds also continue to receive interest or dividends on the securities loaned, if any. The loans are secured by collateral at least equal to 102% of the prior days market value of the loaned securities. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the lending agreement to recover the securities from the borrower on demand. The Funds have terminated the lending agreement and did not have any securities out on loan at December 31, 2018.

P. Derivative Instruments.     The Funds have adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that the Funds disclose: a) how and why an entity uses derivative instruments; and b) how derivative instruments and related hedged items affect an entity’s financial position, financial performance and cash flows.

The Funds may trade financial instruments where they are considered to be a seller of credit derivatives in accordance with authoritative guidance under GAAP on derivatives and hedging.

The Funds did not have any derivative instruments at December 31, 2018.

Note 3 — Investment Advisory Fee and Other Related Party Transactions

Community Capital Management, Inc. (“CCM” or “Adviser”) serves as investment adviser to each Fund.

Each Fund paid advisory fees shown in the table below for the six-month period ended December 31, 2018.  Amounts are expressed as a dollar amount and an annualized percentage of average net assets.

		Percentage of
	Advisory Fees Paid	Advisory Fees Paid
Impact Growth	241,900	0.75%
Small/Mid-Cap Impact Value	75,405	0.90%

Foreside Fund Services, LLC (“Distributor”) serves as principal underwriter for the Trust. The Trust has adopted distribution and shareholder servicing plans pursuant to Rule 12b-1 of the 1940 Act for Class A and Class C shares described below. There is no Rule 12b-1 distribution plan for Institutional Class shares of the Funds. The Class A Plan provides that each Fund may pay a servicing or Rule 12b-1 fee at an annual rate of 0.25% of the Class A average net assets on a monthly basis to persons or institutions for performing certain servicing functions for the Class A shareholders. The Class A Plan also allows the Fund to pay or reimburse expenditures in connection

2018 SEMI-ANNUAL REPORT

Notes to the Financial Statements (unaudited) (continued)

Note 3 — Investment Advisory Fee and Other Related Party Transactions (Continued)

with sales and promotional services related to distribution of the Fund’s shares, including personal services provided to prospective and existing shareholders. The Class C Plan provides that each Fund may compensate CCM and others for services provided and expenses incurred in the distribution of shares at an annual rate of 1.00% of the average net assets of each class on a monthly basis.  Effective September 30, 2018, the Class A shares were renamed Advisor Class shares and the Class C shares were acquired by the Advisor Class shares.

For the six-month period ended December 31, 2018, the Distributor received underwriter concessions from the sale of Funds shares as follows:

Fund	Amount
Impact Growth	$499
Small/Mid-Cap Impact Value	1

For the six-month period end December 31, 2018,  the Trust paid Little Consulting Group, LLC the following fees for Chief Compliance Officer (“CCO”) services:

Fund	Amount
Impact Growth	$25,984
Small/Mid-Cap Impact Value	11,479

Note 4 — Shareholder Servicing Plan

The Funds have adopted a Shareholder Servicing Plan on behalf of each of the Funds pursuant to which each Fund’s share Class may pay financial institutions; securities dealers and other industry professionals (“Shareholder Servicing Agents”) at an annual rate not to exceed 0.20% of the average daily net assets value.

For the six-month period ended December 31, 2018, shareholder servicing fees incurred are:

Fund	Amount
Impact Growth	$27,062
Small/Mid-Cap Impact Value	3,714

Note 5 — Purchases and Sales of Investments

For the six-month period ended December 31, 2018 aggregate purchases and sales of investment securities (excluding short-term investments) for each Fund were as follows:

Fund	Purchases	Sales
Impact Growth	$8,078,735	$13,095,438
Small/Mid-Cap Impact Value	6,906,734	8,841,506

Note 6 — Tax Matters

For U.S. federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation (depreciation) of investments at June 30, 2018 for each Fund were as follows:

		Gross	Gross	Net Appreciation
Fund	Cost	Appreciation	Depreciation	(Depreciation)
Impact Growth	$58,553,257	$8,929,945	$(2,348,315)	$6,581,630
Small/Mid-Cap Impact Value	14,411,630	1,617,434	(365,700)	1,251,734

2018 SEMI-ANNUAL REPORT

Notes to the Financial Statements (unaudited) (continued)

Note 6 — Tax Matters (Continued)

As of June 30, 2018, the components of distributable earnings on a tax basis were as follows:

				Other				Total
		Undis-	Undis-	Accum-	Capital		Post-	Distribu-
	Unrealized	tributed	tributed	ulated	Loss	Late	October	table
	Appreciation	Ordinary	Capital	Gain/	Carry-	Year	Capital	Earnings/
Fund	(Depreciation)	Income	Gain	(Loss)	forward	Loss	Loss	(Loss)
Impact Growth	$6,581,630	$—	$—	$—	$—	$(386,290)	$—	$6,195,340
Small/Mid-Cap
Impact Value	1,251,734	1,445,433	1,926,732	—	—	—	—	4,623,899

The difference between book basis and tax basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales, and the differing book/tax treatment of unrealized appreciation/depreciation on partnership adjustments.

The undistributed ordinary income, capital gains and carryforward losses shown above differ from the corresponding accumulated net investment income and accumulated net realized gain (loss) figures reported in the statements of assets and liabilities due to differing book/tax treatment of short-term capital gains, and certain temporary book/tax differences such as the deferral of realized losses on wash sales, partnership adjustments and net losses realized after October 31 and from ordinary losses incurred after December 31.

Under current tax law, foreign currency and net capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. The Funds elected to defer net capital and currency losses as indicated in the chart below.

At June 30, 2018, the capital loss carryovers, late year losses, post-October capital loss and the capital loss utilized for the Funds were as follows:

				Capital Loss
	Capital Loss			Carryovers
	Carryovers	Late Year	Post-October	Expired	Capital Loss
Fund	Indefinite	Loss	Capital Loss	2018	Utilized
Impact Growth	$—	$386,290	$—	$153,800,600	$10,913,697
Small/Mid-Cap Impact Value	—	—	—	—	—

Note 7 — Distributions to Shareholders

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.  The information set forth below is for each Fund as required by federal securities laws.

The tax character of dividends and distributions paid during the six-month period ended December 31, 2018* and for the fiscal year ended June 30, 2018 were as follows:

	Ordinary Income		Long-Term Capital Gain
	Six-Month Period Ended	Fiscal Year Ended	Six-Month Period Ended	Fiscal Year Ended
Fund	December 31, 2018	June 30, 2018	December 31, 2018	June 30, 2018
Small/Mid-Cap Impact Value	$1,445,437	$1,382,278	$2,244,468	$2,668,792

*	Tax information for the six-month period ended December 31, 2018 is an estimate and the tax character of dividends and distributions may be redesignated at the fiscal year ending June 30, 2019.

2018 SEMI-ANNUAL REPORT

Notes to the Financial Statements (unaudited) (continued)

Note 8 — Fund Share Transactions

At December 31, 2018, there were an unlimited number of shares of beneficial interest with no par value authorized. The following table summarizes the activity in shares of each Fund:

	Impact Growth (formerly Strategic Growth)
	Six-Months Ended 12/31/18		Year Ended 6/30/18
	Shares	Value	Shares	Value
Shares sold:
Advisor Class (formerly Class A)	74,990	$2,294,680	17,276	$523,299
Shares issued in connection with the
reorganization of Class C (Note 9)	336,941	11,353,956	—	—
Shares issued in connection with the reorganization
of Global Tactical Allocation (Note 9)	61,305	1,856,975	—	—
Class C	1,121	31,594	3,636	95,497
Institutional Class	16,751	528,902	15,767	503,204
Shares issued in connection with the reorganization
of Global Tactical Allocation (Note 9)	11,734	372,805	—	—
Shares issued to shareholders due to reinvestment of distributions:
Advisor Class (formerly Class A)	—	—	—	—
Class C	—	—	—	—
Institutional Class	—	—	—	—
	502,842	$16,438,912	36,679	$1,122,000
Shares Redeemed:
Advisor Class (formerly Class A)	(202,340)	(6,318,812)	(396,109)	(11,898,484)
Class C	(408,051)	(11,763,660)	(123,869)	(3,210,249)
Institutional Class	(42,702)	(1,413,371)	(54,329)	(1,731,808)
	(653,093)	$(19,495,843)	(574,307)	$(16,840,541)
Net increase (decrease)	(150,251)	$(3,056,931)	(537,628)	$(15,718,541)

	Small/Mid-Cap Impact Value (formerly Small-Cap Value)
	Six-Months Ended 12/31/18		Year Ended 6/30/18
	Shares	Value	Shares	Value
Shares sold:
Advisor Class (formerly Class A)	238,892	$3,952,558	8,231	$183,931
Shares issued in connection with the
reorganization of Class C (Note 9)	54,043	1,281,850	—	—
Shares issued in connection with the
reorganization of Mid-Cap Value (Note 9)	235,980	3,896,620	—	—
Class C	20	360	787	13,745
Institutional Class	49,294	890,987	12,241	301,296
Shares issued in connection with the
reorganization of Mid-Cap Value (Note 9)	44,049	794,871	—	—
Shares issued to shareholders due to reinvestment of distributions:
Advisor Class (formerly Class A)	87,993	1,442,274	35,546	800,131
Class C	—	—	12,052	207,168
Institutional Class	114,100	2,047,338	117,150	2,815,103
	824,371	$14,306,858	186,007	$4,321,374
Shares Redeemed:
Advisor Class (formerly Class A)	(276,392)	(4,678,614)	(106,446)	(2,503,450)
Class C	(71,842)	(1,293,336)	(8,491)	(160,941)
Institutional Class	(69,034)	(1,374,589)	(558,629)	(13,411,053)
	(417,268)	$(7,346,539)	(673,566)	$(16,075,444)
Net increase (decrease)	407,103	$6,960,319	(487,559)	$(11,754,070)

2018 SEMI-ANNUAL REPORT

Notes to the Financial Statements (unaudited) (continued)

Note 9 — Plan of Reorganization

On August 2, 2018 and September 20, 2018, the Board of Trustees of the Trust approved a two part plan of reorganization (the “Reorganization”), whereby the Class C shares of the Impact Growth, Small/Mid-Cap Impact Value, Global Tactical Allocation and Mid-Cap Value merged into the Advisor Class shares (formerly Class A) and removed the Advisor Class shares front end load.

The first part of the Reorganization was as of the close of business on September 28, 2018. The reorganization was accomplished by a tax free exchange of  Class C shares for Advisor Class (formerly Class A) shares of each Fund in the following amounts and at the following conversion ratios:

	Class C shares Prior		Advisor Class shares
Fund	to Reorganization	Conversion Ratio	(formerly Class A)
Impact Growth (formerly Strategic Growth)	393,689	0.85585576	336,941
Small/Mid-Cap Impact Value (formerly Small-Cap Value)	71,202	0.75900958	54,043
Global Tactical Allocation	74,072	0.92422238	68,459
Mid-Cap Value	48,239	0.85563548	41,275

The second part of the Reorganization was as of the close of business on October 26, 2018, whereby the Impact Growth Fund  (“Acquiring Fund A”) acquired all of the net assets of the Global Tactical Allocation Fund (“Acquired Fund A”), and the Small/Mid-Cap Impact Value Fund (“Acquiring  Fund B”) acquired all of the net assets of the Mid-Cap Value Fund (“Acquired Fund B”). The acquisitions were accomplished by tax free exchanges of each Class of Acquired Fund A for each corresponding Class of Acquiring Fund A and each Class of Acquired Fund B for each corresponding Class of Acquiring Fund B in the following share amounts and at the following conversion ratios:

			Impact Growth Fund
	Global Tactical		(formerly Strategic
	Allocation Fund		Growth Fund)
	(“Acquired Fund A”)	Conversion Ratio	(“Acquiring Fund A”)
Advisor Class Shares	182,901	0.33518133	61,305
Institutional Class Shares	31,645	0.37080107	11,734

			Small/Mid-Cap
			Impact Value Fund
			(formerly Small-Cap
	Mid-Cap Value Fund		Value Fund)
	(“Acquired Fund B”)	Conversion Ratio	(“Acquiring Fund B”)
Advisor Class Shares	139,309	1.69393219	235,980
Institutional Class Shares	26,757	1.64626079	44,049

The Acquired Fund A and Acquired Fund B net assets and composition of net assets on October 26, 2018, the valuation date of the Reorganization, were as follows:

			Accumulated
	Net Assets	Paid-in Capital	Gain/(Loss)
Acquired Fund A	$2,229,780	$2,340,235	$(110,455)
Acquired Fund B	4,697,343	4,101,306	596,037

The  net assets of the Acquiring Fund A and Acquiring Fund B before the acquisition were $61,427,990 and $18,674,481, respectively.  The aggregate net assets of Acquiring Fund A and Acquiring Fund B immediately after the acquisition amounted to $63,657,770 and $23,371,824, respectively.

2018 SEMI-ANNUAL REPORT

Notes to the Financial Statements (unaudited) (continued)

Note 9 — Plan of Reorganization (Continued)

The purpose of this transaction was to combine Acquired Fund A and Acquiring Fund A( collectively “Combined Fund A”) and Acquired Fund B and Acquiring Fund B (collectively “Combined Fund B”), all managed by CCM.  The Board and CCM believe that each of these reorganizations is in the best interests of the shareholders and each Combined Fund may benefit from the larger combined assets and efficiencies.

Assuming the acquisitions had been completed on July 1, 2018, the beginning of the fiscal reporting period of each of the Combined Funds, the pro forma results of operations for the six-month period ended December 31, 2018 are as follows:

		Net Realized and
		change in unrealized	Net (decrease) in
	Net Investment	gain/(loss) on	net assets resulting
Fund	(losses)	investments	from operations
Combined Fund A	$(366,740)	$(6,139,262)	$(6,506,002)
Combined Fund B	(13,180)	(927,745)	(940,925)

Because the combined Fund portfolios have each been managed as single integrated portfolios since the acquisitions were completed, it is not practicable to separate the amounts of revenue and earnings of each of the Acquired Funds that have been included in the Funds’ Statements of Operations since October 26, 2018.

Note 10 — Indemnifications

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications.

The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Trust, and, therefore, cannot be estimated; however, based on experience, risk of loss from such claims is considered remote.

Note 11 — Events Subsequent to the Semi-Annual Period Ended December 31, 2018

On February 1, 2019 the Trust amended and restated its Registration Statement to change each of the  Funds’ performance reporting history.  The inception date for each of the Fund’s performance reporting history is now January 1, 2018, the date CCM became the Adviser to the Funds.

2018 SEMI-ANNUAL REPORT

General Information (unaudited)

The Statement of Additional Information for the Trust includes additional information about the Trustees and Officers and is available, without charge, upon request by calling (800) 220-8888.

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Forms N-Q, as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge: (i) upon request, by calling (800) 220-8888; and (ii) on the SEC’s web-site at http://www.sec.gov. Each Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information (if any) regarding how the Funds voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available: (i) without charge, upon request, by calling (800) 220-8888; and (ii) on the SEC’s web-site at http://www.sec.gov.

2018 SEMI-ANNUAL REPORT

(This Page Intentionally Left Blank.)

The Quaker Funds are distributed by
Foreside Fund Services, LLC.

Contact us:
Quaker Funds, Inc.
c/o U.S. Bancorp Fund Services, LLC.
PO Box 701
Milwaukee, WI 53201-0701
800.220.8888
www.quakerfunds.com

©2018 Quaker® Investment Trust

QKSAR 122018

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

(a)
A Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1, Report to Shareholders, of this Form N-CSR.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(a)(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(a)(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Quaker Investment Trust

By (Signature and Title)      /s/Alyssa Greenspan
Alyssa Greenspan,
    President/Principal Executive Officer

Date    March 7, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/Alyssa Greenspan
Alyssa Greenspan,
President/Principal Executive Officer

Date    March 7, 2019

By (Signature and Title)      /s/David Downes
David Downes,
Treasurer/Principal Financial Officer

Date    March 7, 2019